Details of Significant Accounts - Leasing arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Details of Significant Accounts
Lease commitments for short-term leases	$ 152	$ 112	$ 95
Minimum
Details of Significant Accounts
Lease term	2 years
Maximum
Details of Significant Accounts
Lease term	3 years